Schedule of Investments (unaudited) November 30, 2020	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Mexico ETF(a)	19,010	$771,236

Total Investment Companies — 99.7% (Cost: $741,273)		771,236

Total Investments in Securities — 99.7% (Cost: $741,273)		771,236

Other Assets, Less Liabilities — 0.3%		1,942

Net Assets — 100.0%		$773,178

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

iShares MSCI Mexico ETF	$681,994	$23,329	$(88,322)	$(25,008)	$179,243	$771,236	19,010	$—	$—

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

MXN	790,000	USD	37,013	MS	12/03/20	$2,071
USD	784,271	MXN	15,864,000	MS	01/06/21	2,121

						4,192

MXN	14,444,000	USD	716,510	MS	12/03/20	(1,907)
USD	713,646	MXN	15,234,000	MS	12/03/20	(40,041)

						(41,948)

	Net unrealized depreciation					$(37,756)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$771,236	$—	$—	$771,236

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,192	$—	$4,192
Liabilities
Forward Foreign Currency Exchange Contracts	—	(41,948)	—	(41,948)

	$—	$(37,756)	$—	$(37,756)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

MXN	Mexican Peso
USD	United States Dollar

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